Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents
Federal deposit insurance					1,988,139	0
Accounts receivable	$ 452,225		$ 452,225		37,243
Allowance for accounts receivable
Inventory reserves
Shipping and handling costs					10,366	3,884
Sales taxes					5,132	1,205
Research and development costs	86,115	$ 1,798	214,093	$ 74,215	460,991	347,885
Advertising expenses					$ 84,317	27,939
Minimum percentage of income tax benefit					50.00%
Unrecognized tax benefit
Maximum [Member]
Federal deposit insurance					$ 250,000